Schedule I - Condensed Financial Information of Canada Goose Holdings Inc. - Condensed Statements of Financial Position (Details) - CAD ($) $ in Millions	Mar. 30, 2025	Mar. 31, 2024	Apr. 02, 2023	Apr. 03, 2022
Current assets
Cash	$ 334.4	$ 144.9	$ 286.5	$ 287.7
Total current assets	875.2	740.8
Deferred income taxes	95.7	76.3
Total assets	1,616.7	1,481.6
Current liabilities
Accounts payable and accrued liabilities	171.5	177.7
Income taxes payable	28.6	16.8
Total current liabilities	328.4	332.9
Total liabilities	1,060.1	1,058.1
Equity
Equity attributable to shareholders of the Company	541.2	417.0
Non-controlling interests	15.4	6.5
Total equity	556.6	423.5	477.5	427.9
Total liabilities and equity	1,616.7	1,481.6
Parent company
Current assets
Cash	0.6	0.0	6.9	0.3
Total current assets	0.6	0.0
Note receivable from subsidiary	108.1	92.6
Investment in subsidiary	543.1	408.9
Deferred income taxes	14.3	13.4
Total assets	666.1	514.9
Current liabilities
Accounts payable and accrued liabilities	1.3	1.6
Due to subsidiary	69.1	60.4
Income taxes payable	0.1	0.0
Total current liabilities	70.5	62.0
Other non-current liabilities	39.0	29.4
Total liabilities	109.5	91.4
Equity
Equity attributable to shareholders of the Company	541.2	417.0
Non-controlling interests	15.4	6.5
Total equity	556.6	423.5	$ 477.5	$ 427.9
Total liabilities and equity	$ 666.1	$ 514.9